Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Current income taxes
Federal	$ 634	$ 686	$ 683
Provincial	428	467	451
Foreign	226	188	127
Current income tax expense benefit	1,288	1,341	1,261
Deferred income taxes
Federal	30	54	52
Provincial	20	36	33
Foreign	32	33	(18)
Deferred income tax expense benefit	82	123	67
Total comprehensive income	$ 1,370	$ 1,464	$ 1,328